UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09713

Active Assets Prime Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York  10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-548-7786

Date of fiscal year end:  6/30

Date of reporting period:  7/1/15 – 6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09713

Reporting Period: 07/01/2015 - 06/30/2016

Active Assets Institutional Money Trust

========================== Active Assets Prime Trust ===========================

On March 31, 2016, the Fund changed its name from Active Assets Institutional Money Trust.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Active Assets Prime Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.